Prepaid Expenses and Other Current Assets (Details)	Mar. 31, 2022
Minimum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.03%
Maximum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.50%